Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Trade Receivables

Trade receivables, net are comprised of the following:

	2020	2019

Trade receivables, gross	$229,994	$898,941
Allowance for doubtful accounts	(3,380)	(3,172)

Trade receivables, net	$226,614	$895,769

Schedule of Other Current Assests

Other current assets are comprised of the following:

	2020	2019

Notes receivables	$-	$115,305
Deposits-current	104,617	68,992
Advance to suppliers	3,832	531
Prepaid expenses and other current assets	13,652	27,095

Other current assets	$122,101	$211,923

Schedule of Future Amortization of Trademarks	Current year amortization of trademarks was as follows:
2021	$6,666
2022	-
Total	$6,666
Other intangible assets are fully amortized at December 31, 2020. Future amortization of trademarks is as follows:
2021	$6,666

Total	$6,666

Schedule of Other Assets Comprised

Other assets are comprised of the following:

As of December 31,	2020	2019
Deposits-long-term	$60,476	$41,234
Deferred tax assets	$171,148	$160,653
Deferred finance costs	$-	$-

Other assets	$162,381	$364,320

Schedule of Accounts and Other Payables
	June 30, 2021 (Unaudited)	December 31, 2020
Accounts Payable	$545,831	$405,819
Accrued Expenses	2,880,439	2,715,507
Deferred Revenue	1,076	864
Accounts and Other Payables	$3,427,346	$3,122,190

Accounts and other payables are comprised of the following:

	2020	2019
Accounts Payable	$405,819	$521,540
Accrued Expenses	2,751,127	2,472,617
Deferred Revenue	864	4,151
Accounts and Other Payables	$3,157,810	$2,998,308

Schedule of Net Revenue and Net Assets (liabilities) for Other Significant Geographic Regions

The net revenues and net assets (liabilities) for other significant geographic regions are as follows:

	June 30, 2021 (Unaudited)
	Net Revenue	Net Assets (Liabilities)
United States	$19,374	$(2,751,781)
Republic of China (Taiwan)	$873,898	$583,613

The net revenues and net assets (liabilities) for other significant geographic regions are as follows:

	December 31, 2020
	Net Revenue	Net Assets (Liabilities)
United States	$435,608	$(4,375,933)
Republic of China (Taiwan)	$1,048,627	$669,365

Schedule of Reporting Segments
	Year Ended	Year Ended	Condensed
	Dec. 31, 2020	Dec. 31, 2020	Consolidated
	Iveda	MEGAsys	Total

Revenue	$435,608	$1,048,627	$1,484,235
Cost of Revenue	381,924	609,634	991,558
Gross Profit	53,684	438,993	492,677
Depreciation and Amortization	20,000	5,695	25,695
General and Administrative	1,176,860	518,865	1,695,725
Gain (Loss) from Operations	(1,143,176)	(85,567)	(1,228,743)
Foreign Currency Gain	-	-	-
Other Misc Income		24,282	24,282
Gain on Disposal of Assets, Net			-
Interest Income	-	914	914
Interest Expense	(396,348)	(2,408)	(398,756)
Gain (Loss) Before Income Taxes	(1,539,524)	(62,779)	(1,602,303)
Benefit (Provision) for Income Taxes	-		-
Net Income (Loss)	$(1,539,524)	$(62,779)	$(1,602,303)

Schedule of Revenues,Long-Lived assets, Inventory and Property and Equipment for Operating Segments

Inventories and property and equipment for operating segments are regularly reviewed by management and are therefore provided below.

	December 31,
	2020	2019
Revenue
United States	$435,608	$178,886
Republic of China (Taiwan)	1,069,926	3,461,910
Elimination of intersegment revenues	(21,299)	-
	$1,484,235	$3,640,796

	December 31,
	2020	2019
Operating Earnings (Loss)
United States	$(1,539,524)	$(1,331,274)
Republic of China (Taiwan)	(62,779)	193,086
	$(1,602,303)	$(1,138,188)

	December 31,
	2020	2019
Property and Equipment, Net
United States	$0	$0
Republic of China (Taiwan)	22,027	5,807
	$22,027	$5,807

	December 31,
	2020	2019
Additions to (Deletions from) Long-Lived Assets
United States	$-
Republic of China (Taiwan)	21,915	1,496
	$21,915	$1,496

	December 31,
	2020	2019
Inventory
United States	$-	$-
Republic of China (Taiwan)	221,868	132,747
	$221,868	$132,747

	December 31,
	2020	2019
Total Assets
United States	$40,141	$130,394
Republic of China (Taiwan)	1,205,425	1,773,906
	$1,245,566	$1,904,300